Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 8,924	$ 25,484
Gold bullion (note 6)	8,602,306	6,506,367
Total assets	8,611,230	6,531,851
Liabilities
Accounts payable (note 8)	3,033	126
Total liabilities	3,033	126
Equity
Unitholders’ capital	5,815,259	5,378,109
Unit premiums and reserves	145	142
Retained earnings (deficit)	2,907,911	1,267,738
Underwriting commissions and issue expenses	(115,118)	(114,264)
Total equity (note 7)	8,608,197	6,531,725
Total liabilities and equity	$ 8,611,230	$ 6,531,851
Total equity per Unit	$ 20.59	$ 16.28